Liability for Future Policy Benefits (Future Policy Benefits Reconciliation) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Additional insurance reserves, including amounts in AOCI, end of period, post-flooring		$ 827,478	$ 703,968	$ 642,514
Total future policy benefits	[1]	2,130,042	2,361,123
Liability for Future Policy Benefit
Liability for Future Policy Benefit, Activity [Line Items]
Other future policy benefit reserves		150,036	235,587
Total future policy benefits		2,130,042	2,361,123
Liability for Future Policy Benefit | Total
Liability for Future Policy Benefit, Activity [Line Items]
Benefit reserves, end of period, post-flooring		1,150,844	1,419,842
Additional insurance reserves, including amounts in AOCI, end of period, post-flooring		827,478	703,968
Deferred profit liability, end of period, post-flooring		1,684	1,726
Balance, end of period, post-flooring		$ 1,980,006	$ 2,125,536

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.